Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	STRYVE FOODS, INC.
Entity Central Index Key	0001691936
Entity Tax Identification Number	87-1760117
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5801 Tennyson Parkway
Entity Address, Address Line Two	Suite 275
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	(972)
Local Phone Number	987-5130
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false